A, B, C, I, K, R, R4, R5, T, W, Y and Z Shares | Columbia Large Cap Growth Fund
Summary of the Fund
Investment Objective
Columbia Large Cap Growth Fund (the Fund) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary, in the Choosing a Share Class section beginning on page 18 of the Fund’s prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees A, B, C, I, K, R, R4, R5, T, W, Y and Z Shares Columbia Large Cap Growth Fund	Class A		Class T		Class B		Class C		Class I	Class K	Class R	Class R4	Class R5	Class W	Class Y	Class Z
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%		5.75%		none		none		none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00%	[1]	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none	none	none	none	none	none
[1]	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, as follows: 1.00% if redeemed within 12 months of purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
[2]	This charge decreases over time.
[3]	This charge applies to redemptions within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses A, B, C, I, K, R, R4, R5, T, W, Y and Z Shares Columbia Large Cap Growth Fund		Class A	Class B	Class C	Class I	Class K	Class R	Class R4	Class R5	Class T	Class W	Class Y	Class Z
Management fees		0.62%	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%	none	none	0.50%	none	none	none	0.25%	none	none
Other expenses	[1]	0.30%	0.30%	0.30%	0.09%	0.39%	0.30%	0.30%	0.14%	0.60%	0.30%	0.09%	0.30%
Total annual Fund operating expenses		1.17%	1.92%	1.92%	0.71%	1.01%	1.42%	0.92%	0.76%	1.22%	1.17%	0.71%	0.92%
[1]	Other expenses for Class A, Class B, Class C, Class K, Class R, Class R4, Class R5, Class T, Class W, Class Y and Class Z have been restated to reflect contractual changes to certain fees paid by the Fund.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Expense Example A, B, C, I, K, R, R4, R5, T, W, Y and Z Shares Columbia Large Cap Growth Fund (USD $)	1 year	3 years	5 years	10 years
Class A	687	925	1,182	1,914
Class B	695	903	1,237	2,048
Class C	295	603	1,037	2,243
Class I	73	227	395	883
Class K	103	322	558	1,236
Class R	145	449	776	1,702
Class R4	94	293	509	1,131
Class R5	78	243	422	942
Class T	692	940	1,207	1,967
Class W	119	372	644	1,420
Class Y	73	227	395	883
Class Z	94	293	509	1,131

Expense Example, No Redemption A, B, C, I, K, R, R4, R5, T, W, Y and Z Shares Columbia Large Cap Growth Fund (USD $)	1 year	3 years	5 years	10 years
Class A	687	925	1,182	1,914
Class B	195	603	1,037	2,048
Class C	195	603	1,037	2,243
Class I	73	227	395	883
Class K	103	322	558	1,236
Class R	145	449	776	1,702
Class R4	94	293	509	1,131
Class R5	78	243	422	942
Class T	692	940	1,207	1,967
Class W	119	372	644	1,420
Class Y	73	227	395	883
Class Z	94	293	509	1,131

Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 104% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of large-capitalization companies, primarily common stocks and securities that can be converted into common stocks. These companies have market capitalizations in the range of companies in the Russell 1000 Growth Index (the Index) at the time of purchase (between $406 million and $490.3 billion as of October 31, 2013). The market capitalization range and composition of the companies in the Index is subject to change. The Fund invests primarily in common stocks of companies that have the potential for long-term, above-average earnings growth in the opinion of the portfolio managers. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the consumer discretionary sector and the information technology and technology-related sectors.

The Fund may invest up to 20% of its total assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts.

The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and Fund share price may go down.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives. The Fund may fail to achieve its investment objective and you may lose money.

Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.

Depositary Receipts Risks. Depositary receipts are receipts issued by a bank or trust company that evidence ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

Foreign Securities Risk. Investments in foreign securities involve certain risks not associated with investments in securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies. The performance of the Fund may be negatively impacted by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading of investments increases the possibility that the Fund, as relevant, will realize taxable capital gains (including short-term capital gains, which are generally taxable to shareholders at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may be more sensitive to adverse economic or other circumstances or changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Issuer Risk. An issuer in which the Fund invests may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, equity securities tend to have greater price volatility than debt securities.

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the consumer discretionary sector and the information technology and technology-related sectors. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

The Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the consumer discretionary sector are subject to certain risks, including fluctuations in the performance of the overall domestic and international economy, interest rate changes, increased competition and consumer confidence. Performance of such companies may be affected by factors including reduced disposable household income, reduced consumer spending, changing demographics and consumer tastes.

The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. Class A share performance (without sales charges) is shown in the bar chart because Class A shares have at least ten calendar years of performance and Class A shares are the most common share class across the Columbia Funds complex that are available for investment by the general public. The table below the bar chart compares the Fund’s returns (after applicable sales charges) for the periods shown with benchmark performance.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.

The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes. After-tax returns are shown for Class A shares because Class A shares have at least ten calendar years of performance and Class A shares are the most common share class across the Columbia Funds complex that are available for investment by the general public.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Year by Year Total Return (%) as of December 31 Each Year
[1]	Year to Date return as of September 30, 2013: 18.89%

Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 1st Quarter 2012 17.22% Worst 4th Quarter 2008 -23.67%
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
Average Annual Total Returns A, B, C, I, K, R, R4, R5, T, W, Y and Z Shares Columbia Large Cap Growth Fund	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	Nov. 01, 1998	13.24%	0.41%	5.95%
Class A returns after taxes on distributions	Nov. 01, 1998	13.21%	0.38%	5.76%
Class A returns after taxes on distributions and sale of Fund shares	Nov. 01, 1998	8.65%	0.34%	5.18%
Class B	Nov. 01, 1998	14.26%	0.44%	5.77%
Class C	Nov. 18, 2002	18.24%	0.84%	5.78%
Class I	Sep. 27, 2010	20.70%	1.95%	6.89%
Class K	Mar. 07, 2011	20.34%	1.75%	6.73%
Class R	Sep. 27, 2010	19.75%	1.31%	6.26%
Class R4	Nov. 08, 2012	20.45%	1.85%	6.84%
Class R5	Mar. 07, 2011	20.67%	1.92%	6.88%
Class T	Dec. 14, 1990	13.19%	0.35%	5.88%
Class W	Sep. 27, 2010	20.13%	1.63%	6.62%
Class Y	Jul. 15, 2009	20.74%	1.99%	6.92%
Class Z	Dec. 14, 1990	20.46%	1.85%	6.84%
Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)		15.26%	3.12%	7.52%